Basic and diluted net income per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income	$ 1,047,610	$ 663	$ 14,266
Less: net income/(loss) attributable to the non-controlling interests	(655)	(552)	41
Net income attributable to Xunlei Limited's common shareholders for basic net income per share calculation	1,048,265	1,215	14,225
Net income attributable to Xunlei Limited's common shareholders for dilutive net income per share calculation	$ 1,048,265	$ 1,215	$ 14,225
Denominator:
Weighted average number of common shares outstanding, basic (in shares)	311,440,748	318,758,374	326,390,687
Dilutive effect of restricted share units	5,017,965	387,908	458,815
Weighted average number of common shares outstanding, diluted (in shares)	316,458,713	319,146,281	326,849,502
Basic net income per share (in dollars per share)	$ 3.3659	$ 0.0038	$ 0.0436
Diluted net income per share (in dollars per share)	$ 3.3125	$ 0.0038	$ 0.0435